Other assets (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets Current And Noncurrent [Abstract]
Summary of Other Assets

Other assets are analysed as follows:

	31/12/20	31/12/19
Advances to suppliers	4,956	4,507
Deferred delivery and commission costs related to finished goods	2,049	2,302
Deferred costs for Natuzzi Display System	2,003	2,580
Deferred costs for slotting fees	1,410	1,951
Deferred costs for Service-Type Warranty	252	389
Other prepaid expenses and accrued income	367	408
Total other assets	11,037	12,137
Less current portion	(9,146)	(9,241)
Non-current portion	1,891	2,896